DESCRIPTION OF BUSINESS AND GENERAL	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS AND GENERAL
NOTE 1:-	DESCRIPTION OF BUSINESS AND GENERAL

a.	General:

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Eltek Ltd. ("the Company") was established in Israel in 1970, and its ordinary shares have been publicly traded on the NASDAQ Capital Market ("NASDAQ") since 1997. Eltek Ltd. and its subsidiaries (Eltek USA Inc. and Eltek Europe GmbH) are collectively referred to as "the Company".  As of December 31, 2020, Eltek Europe GmbH is inactive.

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The Company manufactures, markets and sells custom made printed circuit boards ("PCBs"), including high density interconnect, flex-rigid and multi-layered boards. The principal markets of the Company are in Israel, Europe and North America.

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The Company markets its product mainly to the medical technology, defense and aerospace, industrial, telecom and networking equipment, as well as to contract electronic manufacturers, among other industries.

The Company is controlled by Nistec Golan Ltd ("Nistec Golan"). Nistec Golan is controlled indirectly by Mr. Yitzhak Nissan, who owns, indirectly through Nistec Holdings Ltd., all of the shares of Nistec Ltd and Nistec Golan (Nistec Holdings Ltd. and/or any of its subsidiaries are referred to as "Nistec").

Loans and credit lines:

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In June 2017, due to continued losses and the Company's limited ability to obtain additional loans from the banks at that time, the Company obtained a loan of NIS 5.0 million (approximately $ 1.4 million) from Nistec (the “First Loan”).

In July 2017, the Company obtained a line of credit dedicated to a specific project of up to NIS 4.5 million (approximately $1.3 million) from Bank HaPoalim, guaranteed by Nistec for a period of up to one year. In July 2018, Bank HaPoalim extended the dedicated line of credit and, in January 2019, the Company reduced the line of credit to NIS 2.25 million (approximately $ 620).

During April 2020, Bank HaPoalim approved the increase of this line of credit back to NIS 4.5 million (approximately $1.3 million) and to make this facility available to use for any purpose and not just for a specific project.

In November 2017, the Company obtained a loan of NIS 3 million (approximately $ 840) from Mizrahi-Tefahot Bank, guaranteed by Nistec. In April 2019, the Company repaid the loan owed to the Mizrahi-Tefahot Bank from the proceeds of the 2019 rights offering.

In March 2018, the Company obtained another loan from Nistec of NIS 4.0 million (approximately $ 1.2 million) (the “Second Loan”). In July 2018, in accordance with a commitment letter provided by Nistec, the Company obtained another loan from Nistec of NIS 1.0 million (approximately $ 290) (the “Third Loan,” and together with the First Loan and the Second Loan, the “Loans”).

The Company and Nistec Golan have entered into term and interest provisions relating to  the Loans aggregating NIS 10 million (approximately $ 2.8 million). On December 5, 2019, at the Annual General Meeting of the Company, shareholders approved (following the approval of the Company's Audit Committee and Board of Directors) the execution of an Interest Agreement with Nistec Golan. Under the terms of the Interest Agreement, the Loans carried interest, as follows:

1.	Interest Amount:

a.
A total aggregate principal loan amount of NIS 5 million (the “First Half of the Loans”) carried interest of Prime + 1%, as of September 26, 2019 and until January 7, 2020. As of January 8, 2020, and until repaid, the First Half of the Loans shall bear the interest set forth below.

b.	A total aggregate principal loan amount of NIS 5 million (the “Second Half of the Loans”) carried interest of Prime + 1.75%, as of January 1, 2019 until repaid in December 2020.

2.
Payment Schedule: the interest was payable on the 10th day of each quarter, for the interest accumulated in the three (3) months prior to such payment date (except with respect to the first interest payment). The first interest payment was payable on January 10, 2020, for 2019.

In August 2018, the Company obtained a credit facility of NIS 7 million (approximately $ 2.0 million) from a non-banking financial institution. In October 2019, this credit facility was reduced to NIS 6 million (approximately $ 1.7 million). This credit facility was guaranteed by Nistec. In August 2020, the Company repaid the  credit facility.

In January 2019, Nistec provided the Company with an additional loan of NIS 2.0 million (approximately $580), due on April 30, 2019. However, the Company exercised an option to extend the term of the loan until May 1, 2020 as approved by Company's Audit Committee, based on the determination that such extension was required for the Company’s orderly operations.

In addition, during January 2019, Nistec guaranteed NIS 2.0 million (approximately $580) of the Company's existing debt to Bank Leumi, which was due to be repaid by April 30, 2019. During March 2019 and as part of the rights offering (described below) the Company's Audit Committee and Board of Directors authorized the Company to repay the debt owed to Bank Leumi from the proceeds of the 2019 rights offering.

In February 2019, Nistec Golan informed the Company that it was committed to exercise the subscription rights it received in a rights offering to the Company’s shareholders by converting approximately $2.5 million of debt owed to it by the Company into the Company’s ordinary shares. In March 2019, Nistec informed the Company that instead of converting the debt owed to it, it would participate in the 2019 rights offering by means of a cash investment in an amount of at least $2.5 million.

In March 2019, the Company's prospectus for the 2019 rights offering became effective. The subscription period ended on April 9, 2019 and 69.6% of the Company’s shareholders participated in the rights offering, which provided gross proceeds of $3.4 million (before deducting expenses related to the rights offering). The Company used the net proceeds from this rights offering to repay a NIS 3.0 million (approximately $870) loan from Mizrahi-Tefahot Bank (guaranteed by Nistec), repay a NIS 2.0 million (approximately $580) line of credit from Bank Leumi (for which Nistec provided a guarantee) and a NIS 1.0 million (approximately $290) line of credit from Bank Hapoalim. The remainder of the proceeds was used for working capital and other general corporate purposes, including investment in plant and equipment.

In June 2020, the Company obtained a loan of NIS 4.0 million (approximately $1.2 million) from Mizrahi-Tefahot Bank, guaranteed by Nistec. The loan is for a period of 5 years, with preferred terms of a repayment schedule that starts after a 12 month period (grace period) and carried interest of Prime + 1.50%, which is waived for the first year of the loan.

In November 2020, the Company's prospectus for its 2020 rights offering became effective. The subscription period ended on December 2, 2020 and the  offering  was oversubscribed resulting in 100% of the offered shares being purchased in this rights offering, which provided gross proceeds of $5.7 million (before deducting expenses related to the rights offering in the amount of $99). The Company used the net proceeds from this rights offering to repay in full a loan of NIS 10.0 million (approximately $3.1 million) to Nistec Golan during December 2020. The remainder of the proceeds may be used for working capital and other general corporate purposes, including investment in plant and equipment.

As of December 31, 2020, the Company had no unpaid loans payable to Nistec (as described above).

On October 2, 2018, the Company received notification from NASDAQ advising the Company that as of October 1, 2018, the Company did not maintain stockholders’ equity of $2.5 million, nor did it meet the alternatives of market value of listed securities or net income from continuing operations, and therefore was not in compliance with the stockholders’ equity listing standard (the “Listing Standard”). On December 7, 2018, the Company received a notice from NASDAQ advising that the Company had been granted an extension of time to regain compliance with the shareholders’ equity standard until March 31, 2019. Therefore, the Company's Board of Directors decided to commence a right offering.

As a result of the receipt of the proceeds from the 2019 rights offering, the Company regained compliance with the NASDAQ’s shareholders’ equity standard and its shares continue to be listed on the NASDAQ Capital Market. NASDAQ has advised that it will continue to monitor the Company’s ongoing compliance with the shareholders’ equity requirement and, if at the time of the Company next periodic report the Company does not evidence compliance, the Company may be subject to delisting.

Financial covenants:

In April 2014, the Company signed a new financial undertakings letter with a bank and in May 2014 with a second bank. Under these undertakings, the Company is required to maintain certain financial covenants, including: (i) adjusted shareholders' equity (excluding certain intangible and other assets) equal to the greater of $4.5 million or 17% of its consolidated total assets; and (ii) a debt service ratio of 1.5. Debt service ratio is defined as the ratio of EBITDA to current maturities of long-term debt plus interest expenses. The compliance with the financial covenants is measured annually based on the Company’s annual audited financial statements. As of December 31, 2020 and 2019, the Company was in compliance with these covenants.

In February 2019, the second bank granted the Company a waiver from such non-compliance and adjusted the financial covenants, to be met in the Company's financial statements for December 31, 2019. The adjusted covenants include: (i) adjusted shareholders' equity (excluding certain intangible and other assets) of at least $ 2.5 million; and (ii) positive EBITDA (greater than zero). As of December 31, 2020, and 2019, the Company was in compliance with these covenants. The Company believes that in the event that its business plans for the year 2021 will not be realized, it may not meet the above-mentioned financial covenants.

Business risks and condition:

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The Company’s business is subject to numerous risks including, but not limited to, the impact of currency exchange rates (mainly NIS/US$), the Company's ability to implement its sales and manufacturing plans, the impact of competition from other companies, the Company's ability to receive regulatory clearance or approval to market its products, changes in regulatory environment, domestic and global economic conditions and industry conditions, and compliance with environmental laws and regulations. Due to these conditions and other financial and business factors, the Company's liquidity position, as well as its operating performance, was negatively affected in the past. In the year ended December 31, 2018, the Company incurred a net loss of $2.6 million and suffered negative cash flows from its operating activities. In the year ended December 31, 2020, the Company had net income of $2.6 million as compared to net income of $1.8 million in the year ended December 31, 2019.  As of December 31, 2020, the Company's working capital amounted to $8.6 million and its accumulated deficit amounted to approximately $17.1 million. The Company's liquidity position, as well as its operating performance, may be negatively affected by other financial and business factors, many of which are beyond its control.

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An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now spread globally. This outbreak has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, layoffs, defaults and other significant economic impacts, as well as general concern and uncertainty. The impact of this outbreak has adversely affected the economies of many nations and the entire global economy and impacted and may impact the company in ways that cannot necessarily be foreseen.

The current severity of the pandemic and the uncertainty regarding the length of its effects could have negative consequences for the Company. During 2020, the effects of the pandemic did not materially affected the Company’s operations, which have been deemed an “essential enterprise” by the Israeli government and the sought to operate as normal.

Some of the Company’s employees were quarantined and in some cases are working remotely, due to safety concerns. Most of the work is still preformed from the Company's production facility. The Company’s ability to collect money, pay bills, handle customer and consumer communications, were not materially impacted. During 2020, the Company did not experience a significant change in revenues or in the timeliness of payments of invoices and its cash position remained stable. However, during January and February 2021, the pandemic negatively impacted our operations, caused delays in supply of raw materials, created slowdown in our production and has impacted our revenues during that period.

The Coronavirus outbreak in Israel and many other countries, could adversely affect the economies and financial markets of many countries, resulting in an economic downturn that could affect the Company’s operating results.

The Company's management believes that its current business plans will enable the Company to continue to operate for a period of at least one year from the date of the approval of these financial statements. In the event the Company will not be successful in generating sufficient cash from its current operations, the Company may be required to obtain additional financing from external sources. There is no assurance that such financing will be obtained.